PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of property and equipment
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Total

As of January 1, 2017	5,166	243	456	854	6,719

Additions	39	14	26	1,194	1,273
Disposals	(36)	—	(7)	(6)	(49)
Depreciation charge for the year	(1,307)	(32)	(152)	—	(1,491)
Impairment	(5)	—	—	(10)	(15)
Transfers	1,440	16	147	(1,603)	—
Reclassified to assets held for sale	(13)	(1)	(2)	(1)	(17)
Translation adjustment	(152)	—	2	(33)	(183)

As of December 31, 2017	5,132	240	470	395	6,237

Additions	52	8	14	1,173	1,247
Disposals	(51)	(2)	(10)	(5)	(68)
Depreciation charge for the year	(1,165)	(31)	(143)	—	(1,339)
Impairment	(280)	(10)	(8)	(37)	(335)
Transfers	979	22	136	(1,137)	—
Reclassified to assets held for sale	(15)	(1)	—	—	(16)
Translation adjustment	(644)	(24)	(66)	(60)	(794)

As of December 31, 2018	4,008	202	393	329	4,932
Cost	10,758	443	1,271	459	12,931
Accumulated depreciation and impairment	(6,750)	(241)	(878)	(130)	(7,999)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2018	2017

Less than 1 year	433	555
Between 1 and 5 years	4	262

Total commitments	437	817
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2018	2017

Less than 1 year	23	40
Between 1 and 5 years	—	4

Total commitments	23	44

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years